Commitments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Commitments (Textual)
Leases, description	OMAG maintains its corporate offices at 136 Madison Avenue, 5th Floor, New York, NY 10016. The premises are leased by OMAG under a month to month lease from an unaffiliated third party.		Omagine maintains its corporate offices at 136 Madison Avenue, 5th Floor, New York, NY 10016. The premises are leased by Omagine under a month to month lease from an unaffiliated third party.
Rent expense	$ 16,406	$ 16,516	$ 60,204	$ 167,113
Leases [Member]
Commitments (Textual)
Leases, description	LLC leases premises in Muscat, Oman from an unaffiliated third party under a one year lease which commenced in January 2017.		LLC leases premises in Muscat, Oman from an unaffiliated third party under a one year lease which commenced in January 2017.
Rent expense	$ 35,880		$ 35,880